Organization and Principal Activities (Details) - USD ($)	Dec. 30, 2016	Dec. 31, 2018
E-House | SINA
Major subsidiaries and the consolidated VIEs
Total ordinary shares repurchased, ordinary shares transferred (in shares)	40,651,187
Total cash consideration for repurchase of ordinary shares	$ 129,038,150
Shanghai SINA Leju
Major subsidiaries and the consolidated VIEs
Ownership percentage		100.00%
City RE-House
Major subsidiaries and the consolidated VIEs
Ownership percentage		100.00%
Shanghai Yi Yue
Major subsidiaries and the consolidated VIEs
Ownership percentage		100.00%
Beijing Maiteng
Major subsidiaries and the consolidated VIEs
Ownership percentage		84.00%